ACCOUNTS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Accounts receivable
Accounts receivable	¥ 198,851		¥ 364,654
Accounts receivable, net	198,851		364,654
Unbilled portion	117,192		253,724
Movement of the allowance for doubtful accounts
Balance at the beginning of the year	2,156	¥ 2,156
Reversal during the year	(2,156)
Balance at the end of the year		¥ 2,156
Accounts receivable
Accounts receivable
Assets pledged	¥ 87,347		¥ 136,043